10. Fair Value Measurements (Details) - EUR (€)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrant Liability	€ 0	€ 0		€ 19,792
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrant Liability	0	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrant Liability	0	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Warrant Liability	€ 0	€ 0	€ 0	€ 19,792	€ 0